Business Segment Information (Segment Reporting Information) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Sales and other operating revenue, Unaffiliated customers	$ 12,291	[1]	$ 11,744	[1]	$ 11,294	[1]	$ 9,978	[1]	$ 9,601	[1]	$ 8,730	[1]	$ 8,946	[1]	$ 7,590	[1]	$ 45,307		$ 34,867		$ 28,459
Pretax income (loss) from continuing operations attributable to Sunoco, Inc. shareholders																	(2,657)		185		(928)
Income tax benefit attributable to Sunoco, Inc. shareholders																	(1,079)		72		(374)
Loss (income) from continuing operations attributable to Sunoco, Inc. shareholders																	(1,578)		113		(554)
Loss (income) from discontinued operations attributable to Sunoco, Inc. shareholders, net of income taxes																	(106)	[2]	121		225
Net income (loss) attributable to Sunoco, Inc. shareholders	(362)	[3]	(1,096)	[4]	(125)	[5]	(101)	[6]	87	[7]	65	[8]	145	[9]	(63)	[10]	(1,684)		234		(329)
Equity income																	15		28		23
Depreciation, depletion and amortization																	335		418		423
Capital expenditures																	723	[11]	772	[12]	899	[13]
Investments in affiliated companies	133								141								133		141		155
Corporate activities' assets	11,982								13,297								11,982		13,297
Net financing expenses																	178		164		145
LIFO inventory profits																	63		188
Gain from the remeasurement of pipeline equity interests to fair value																	9		128
Provision to write-down and other matters							4		26		1		13		27		2,629		109		687
Acquisitions	419								268								419		268		50
Deferred income tax asset	645								629								645		629
Cash and cash equivalents	2,064								1,485								2,064		1,485		377		240
Significant Reconciling Items [Member]
Segment Reporting Information [Line Items]
Corporate expenses																	80
Net financing expenses																	101
LIFO inventory profits																	63
Gain from the remeasurement of pipeline equity interests to fair value																	9
Provision to write-down and other matters																	2,607
Deferred income tax asset	354								129								354		129
Cash and cash equivalents	2,224								1,508								2,224		1,508		438
Income tax refund receivable																					394
Toledo Refinery And Related Inventory [Member]
Segment Reporting Information [Line Items]
(Gain) loss on divestment of discontinued operations																	2
Discontinued Coke [Member]
Segment Reporting Information [Line Items]
Corporate activities' assets	1,981																1,981
Discontinued operations' assets									2,078										2,078		2,506
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Capital expenditures																	263	[11]	243	[12]	267	[13]
Investments in affiliated companies	41								41								41		41		41
Deferred income tax asset																					96
Logistics [Member]
Segment Reporting Information [Line Items]
Sales and other operating revenue, Unaffiliated customers																	10,473		6,689		4,696
Sales and other operating revenue, Intersegment																	432		1,118		703
Pretax income (loss) from continuing operations attributable to Sunoco, Inc. shareholders																	204		132		152
Equity income																	13		27		26
Depreciation, depletion and amortization																	86		62		49
Capital expenditures																	211	[11]	183	[12]	175	[13]
Investments in affiliated companies	73								76								73		76		91
Corporate activities' assets	5,376								4,000								5,376		4,000		3,068
Retail Marketing [Member]
Segment Reporting Information [Line Items]
Sales and other operating revenue, Unaffiliated customers																	17,382		13,424		11,458
Pretax income (loss) from continuing operations attributable to Sunoco, Inc. shareholders																	169		176		146
Depreciation, depletion and amortization																	92		93		95
Capital expenditures																	129	[11]	99	[12]	80	[13]
Corporate activities' assets	1,229								1,114								1,229		1,114		1,055
Refining And Supply [Member]
Segment Reporting Information [Line Items]
Sales and other operating revenue, Unaffiliated customers																	17,452		14,754		12,305
Sales and other operating revenue, Intersegment																	14,795		11,049		9,024
Pretax income (loss) from continuing operations attributable to Sunoco, Inc. shareholders																	(316)		(19)		(513)
Equity income																	2		1		(3)
Depreciation, depletion and amortization																	157		263		279
Capital expenditures																	120	[11]	247	[12]	377	[13]
Investments in affiliated companies	19								24								19		24		23
Corporate activities' assets	$ 841								$ 4,503								$ 841		$ 4,503		$ 4,387

[1]	Reflects decreases of $631 and $704 million for the quarters ended March 31 and June 30, 2011, respectively, and decreases of $576 and $626 million for the quarters ended March 31 and June 30, 2010, respectively, compared to amounts previously reported on Securities and Exchange Commission Form 10-Q. These changes are due to the treatment of the Frankford and Haverhill phenol chemicals operations that were sold during 2011 and the cokemaking operations that were spun off in January 2012 as discontinued operations. Also reflects decreases of $401 and $328 million for the quarters ended September 30, 2011 and 2010, respectively, due to the spin-off of the cokemaking operations in January 2012.
[2]	Includes an $18 million gain ($11 million after tax) attributable to a partial settlement of a retained low sulfur diesel credit liability related to the discontinued Tulsa refining operations.
[3]	Includes a $374 million after-tax provision for asset write-downs and other matters, a $1 million after-tax loss related to prior divestments, a $12 million after-tax gain from the liquidation of LIFO inventories primarily related to the idling of the Marcus Hook refinery, and a $4 million tax provision adjustment related to the March 2010 sale of the discontinued polypropylene chemicals business.
[4]	Includes a $1,167 million after-tax provision for asset write-downs and other matters (including an $11 million after-tax gain attributable to a partial settlement of a low sulfur diesel credit liability related to the discontinued Tulsa refining operations), a $2 million after-tax loss related to the divestment of the Toledo refinery, and an $8 million after-tax gain related to the divestment of the discontinued Frankford chemicals facility.
[5]	Includes a $175 million after-tax provision for asset write-downs and other matters (including $171 million after tax attributable to the discontinued phenol chemicals operations), a $5 million after-tax loss related to the divestment of the Toledo refinery, and a $6 million after-tax gain from the remeasurement of pre-acquisition equity interests to fair value.
[6]	Includes a $4 million after-tax provision for asset write-downs and other matters, a $4 million after-tax gain related to the divestment of the Toledo refinery, a $26 million after-tax gain from the reduction of crude oil and refined product inventories at the Toledo refinery prior to the divestment, and a $5 million increase in deferred taxes due to apportionment changes resulting from the sale of the Toledo refinery.
[7]	Includes a $26 million after-tax provision for asset write-downs and other matters and a $100 million after-tax gain from the liquidation of LIFO inventories largely attributable to the permanent shutdown of the Eagle Point refinery.
[8]	Includes a $1 million after-tax gain related to asset write-downs and other matters and a $37 million after-tax gain from the remeasurement of pre-acquisition equity interests to fair value.
[9]	Includes a $13 million after-tax provision for asset write-downs and other matters.
[10]	Includes a $27 million after-tax provision for asset write-downs and other matters, a $44 million net after-tax loss related to the divestment of the discontinued polypropylene chemicals business, and a $9 million unfavorable tax adjustment related to the discontinued phenol chemicals operations.
[11]	Excludes acquisitions totaling $419 million. Corporate amount represents expenditures attributable to discontinued cokemaking and chemicals operations (Note 2).
[12]	Excludes acquisitions totaling $268 million. Corporate amount represents expenditures attributable to discontinued cokemaking and chemicals operations (Note 2).
[13]	Excludes acquisitions totaling $50 million. Corporate amount represents expenditures attributable to discontinued cokemaking, chemicals and Tulsa refining operations (Note 2).